                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-7115

                      (Investment Company Act File Number)

                      Federated Total Return Series, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  9/30/07

              Date of Reporting Period:  Six months ended 3/31/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2007

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended September 30,
	3/31/2007		2006	2005 [1]	2004	2003	2002
Net Asset Value, Beginning of Period	$9.79		$9.89	$10.11	$10.23	$10.46	$10.31
Income From Investment Operations:
Net investment income	0.26		0.48 [2]	0.52	0.43	0.39	0.60
Net realized and unrealized gain (loss) on investments and futures contracts	0.04		(0.09)	(0.23)	(0.03)	(0.12)	0.23
TOTAL FROM INVESTMENT OPERATIONS	0.30		0.39	0.29	0.40	0.27	0.83
Less Distributions:
Distributions from net investment income	(0.27)		(0.49)	(0.51)	(0.44)	(0.39)	(0.60)
Distributions from net realized gain on investments	--		--	--	(0.08)	(0.11)	(0.08)
TOTAL DISTRIBUTIONS	(0.27)		(0.49)	(0.51)	(0.52)	(0.50)	(0.68)
Net Asset Value, End of Period	$9.82		$9.79	$ 9.89	$10.11	$10.23	$10.46
Total Return [3]	3.06%		4.11%	2.96%	4.09%	2.62%	8.40%

Ratios to Average Net Assets:
Net expenses	0.34	% [4]	0.33%	0.33%	0.33%	0.31%	0.30%
Net investment income	5.33	% [4]	4.95%	5.11%	4.23%	3.78%	5.82%
Expense waiver/reimbursement [5]	0.23	% [4]	0.39%	0.50%	0.51%	0.51%	0.55%
Supplemental Data:
Net assets, end of period (000 omitted)	$288,340		$271,216	$260,040	$242,943	$309,572	$300,613
Portfolio turnover	15%		143%	79%	86%	127%	105%

1 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended September 30,
	3/31/2007		2006	2005 [1]	2004	2003	2002
Net Asset Value, Beginning of Period	$9.79		$9.89	$10.11	$10.23	$10.46	$10.31
Income From Investment Operations:
Net investment income	0.25		0.45 [2]	0.49	0.40	0.36	0.57
Net realized and unrealized gain (loss) on investments and futures contracts	0.03		(0.09)	(0.23)	(0.03)	(0.12)	0.23
TOTAL FROM INVESTMENT OPERATIONS	0.28		0.36	0.26	0.37	0.24	0.80
Less Distributions:
Distributions from net investment income	(0.25)		(0.46)	(0.48)	(0.41)	(0.36)	(0.57)
Distributions from net realized gain on investments	--		--	--	(0.08)	(0.11)	(0.08)
TOTAL DISTRIBUTIONS	(0.25)		(0.46)	(0.48)	(0.49)	(0.47)	(0.65)
Net Asset Value, End of Period	$9.82		$9.79	$ 9.89	$10.11	$10.23	$10.46
Total Return [3]	2.93%		3.82%	2.66%	3.78%	2.31%	8.07%

Ratios to Average Net Assets:
Net expenses	0.60	% [4]	0.62%	0.62%	0.63%	0.61%	0.60%
Net investment income	5.07	% [4]	4.67%	4.80%	3.93%	3.48%	5.53%
Expense waiver/reimbursement [5]	0.43	% [4]	0.44%	0.45%	0.46%	0.46%	0.50%
Supplemental Data:
Net assets, end of period (000 omitted)	$73,169		$70,660	$62,647	$51,855	$48,632	$48,896
Portfolio turnover	15%		143%	79%	86%	127%	105%

1 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/2006	Ending Account Value 3/31/2007	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,030.60	$1.72
Institutional Service Shares	$1,000	$1,029.30	$3.04
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.24	$1.72
Institutional Service Shares	$1,000	$1,021.94	$3.02

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.34%
Institutional Service Shares	0.60%

Portfolio of Investments Summary Table

At March 31, 2007, the Fund's portfolio composition 1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	112.5%
Non-Agency Mortgage-Backed Securities	4.7%
Repurchase Agreements--Cash	2.6%
Repurchase Agreements--Collateral [2]	6.6%
Other Assets and Liabilities--Net [3]	(26.4)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar roll transactions, as well as cash covering when-issued and delayed delivery transactions.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

March 31, 2007 (unaudited)

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--88.2%
		Federal Home Loan Mortgage Corporation--56.0%
$13,820,100		4.500%, 6/1/2019 - 10/1/2020	$13,402,034
96,507,487	[1]	5.000%, 2/1/2019 - 4/1/2037	93,878,049
69,721,467	[1]	5.500%, 4/1/2021 - 4/1/2037	69,223,613
24,721,855	[1]	6.000%, 1/1/2036 - 4/1/2037	24,920,770
871,656		7.500%, 1/1/2027 - 2/1/2031	906,037
53,412		8.000%, 3/1/2031	55,649
		TOTAL	202,386,152
		Federal National Mortgage Association--30.6%
10,852,315		4.500%, 12/1/2019 - 9/1/2035	10,254,881
6,977,764		5.000%, 7/1/2019 - 10/1/2035	6,783,025
25,610,487		5.500%, 9/1/2034 - 12/1/2035	25,369,520
44,989,871	[1]	6.000%, 11/1/2034 - 4/1/2037	45,345,557
21,145,722	[1]	6.500%, 2/1/2014 - 4/1/2037	21,597,068
1,098,627		7.000%, 6/1/2016 - 2/1/2030	1,125,103
32,002		7.500%, 4/1/2015	33,497
33,470		8.000%, 12/1/2026	35,613
		TOTAL	110,544,264
		Government National Mortgage Association--1.6%
5,000,000	[1]	5.500%, 4/15/2037	4,973,032
210,769		7.000%, 9/15/2028 - 11/15/2031	220,107
376,953		8.000%, 10/15/2030 - 11/15/2030	394,343
		TOTAL	5,587,482
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $315,203,377)	318,517,898
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--23.3%
		Federal Home Loan Mortgage Corporation--8.4%
$2,154,279		4.500%, 8/15/2011, REMIC 2706 IO	$31,464
4,234,087		5.630%, 6/15/2036, REMIC 3175 FE	4,244,996
5,640,803		5.650%, 5/15/2036, REMIC 3160 FD	5,662,113
5,747,341		5.670%, 4/15/2036, REMIC 3144 FB	5,766,177
2,762,759		5.720%, 5/15/2035, REMIC 2981 FA	2,767,680
1,615,875		5.720%, 8/15/2036, REMIC 3206 FE	1,623,432
7,500,000		5.750%, 1/5/2037, REMIC 3303 FG	7,500,000
2,600,513		7.500%, 4/15/2036, REMIC 3076 NM	2,716,478
		TOTAL	30,312,340
		Federal National Mortgage Association--10.2%
319,233		0.000%, 10/1/2035, REMIC 361 1	262,432
1,021,241		5.570%, 10/25/2031, REMIC 2005-63 FC	1,021,430
6,000,000		5.610%, 4/25/2037, REMIC 2007-30 QF	5,999,220
4,100,663		5.620%, 7/25/2036, REMIC 2006-58 FP	4,116,106
5,691,909		5.660%, 11/25/2036, REMIC 2006-104 FY	5,699,948
6,028,019		5.670%, 9/25/2036, REMIC 2006-81 FB	6,064,885
4,812,386		5.680%, 12/25/2036, REMIC 2006-115 EF	4,833,138
5,598,279		5.700%, 9/25/2036, REMIC 2006-85 PF	5,625,504
1,915,712		5.700%, 10/25/2036, REMIC 2006-93 FM	1,915,251
1,326,191		5.720%, 6/25/2036, REMIC 2006-43 FL	1,334,853
177,075		6.500%, 4/1/2032, REMIC 321 2	40,780
		TOTAL	36,913,547
		Non-Agency Mortgage--4.7%
2,887,059		CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020	2,830,034
2,126,599		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	2,084,583
1,954,240		First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021	1,931,204
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$2,866,303		First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.565%, 11/25/2034	$2,889,953
2,640,454		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 5.520%, 8/7/2011	2,641,394
785	[2]	Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	550
99,374	[2]	Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	77,015
364,342	[2]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	12,639
1,942,007		Washington Mutual 2006-AR1, Class 2A1B, 6.053%, 1/25/2046	1,947,124
2,714,812		Washington Mutual 2006-AR15, Class 1A, 5.823%, 11/25/2046	2,722,848
		TOTAL	17,137,344
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $84,293,931)	84,363,231
		ADJUSTABLE RATE MORTGAGES--5.7%
		Federal Home Loan Mortgage Corporation--1.9%
7,000,000		5.555%, 3/1/2037, ARM	7,015,894
		Federal National Mortgage Association-3.8%
6,527,547		5.630%, 4/1/2036, ARM	6,564,411
7,000,000		5.710%, 4/1/2037, ARM	7,056,431
		TOTAL	13,620,842
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $20,657,042)	20,636,736
		ASSET-BACKED SECURITIES--0.0%
		Home Equity Loan--0.0%
32,650		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.950%, 3/25/2015 (IDENTIFIED COST $32,600)	32,279
Principal Amount			Value
		REPURCHASE AGREEMENTS--9.2%
$9,520,000		Interest in $1,575,000,000 joint repurchase agreement 5.40% dated 3/30/2007 under which Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/25/2037 for $1,575,708,750 on 4/2/2007. The market value of the underlying securities at the end of the period was $1,612,075,725.	$9,520,000
3,827,000	[3]	Interest in $30,243,000 joint repurchase agreement 5.26% dated 3/13/2007 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 3/1/2037 for $30,375,565 on 4/12/2007. The market value of the underlying securities at the end of the period was $30,938,005 (segregated pending settlement of dollar-roll transactions).	3,827,000
15,000,000	[3]	Interest in $55,276,000 joint repurchase agreement 5.26% dated 3/19/2007 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 3/1/2037 for $55,510,217 on 4/17/2007. The market value of the underlying securities at the end of the period was $56,496,852 (segregated pending settlement of dollar-roll transactions).	15,000,000
5,000,000	[3]	Interest in $46,361,000 joint repurchase agreement 5.26% dated 3/21/2007 under which UBS Securities LLC will repurchase a U.S. Government Agency security with a maturity of 11/15/2036 for $46,557,442 on 4/19/2007. The market value of the underlying security at the end of the period was $47,816,641 (segregated pending settlement of dollar-roll transactions).	5,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	33,347,000
		TOTAL INVESTMENTS--126.4% (IDENTIFIED COST $453,533,950) [4]	456,897,144
		OTHER ASSETS AND LIABILITIES - NET--(26.4%)	(95,389,075)
		TOTAL NET ASSETS--100%	$361,508,069

1 All or a portion of these securities are subject to dollar-roll transactions.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2007, these restricted securities amounted to $90,204, which represented less than 0.1% of total net assets.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost of investments for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2007.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $453,533,950)		$456,897,144
Cash		653
Income receivable		1,547,060
Receivable for shares sold		392,271
Prepaid expenses		17,781
TOTAL ASSETS		458,854,909
Liabilities:
Payable for investments purchased	$96,357,212
Payable for shares redeemed	202,350
Income distribution payable	769,636
Payable for distribution services fee (Note 5)	3,081
Payable for shareholder services fee (Note 5)	14,561
TOTAL LIABILITIES		97,346,840
Net assets for 36,796,816 shares outstanding		$361,508,069
Net Assets Consist of:
Paid-in capital		$373,067,044
Net unrealized appreciation of investments		3,363,194
Accumulated net realized loss on investments and futures contracts		(14,753,247)
Distributions in excess of net investment income		(168,922)
TOTAL NET ASSETS		$361,508,069
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
($288,339,531÷ 29,349,424 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.82
Institutional Service Shares:
($73,168,538 ÷ 7,447,392 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.82

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2007 (unaudited)

Investment Income:
Interest			$10,022,523
Expenses:
Investment adviser fee (Note 5)		$706,772
Administrative personnel and services fee (Note 5)		140,264
Custodian fees		12,802
Transfer and dividend disbursing agent fees and expenses		31,709
Directors'/Trustees' fees		3,553
Auditing fees		10,474
Legal fees		3,745
Portfolio accounting fees		49,111
Distribution services fee--Institutional Service Shares (Note 5)		89,522
Shareholder services fee--Institutional Service Shares (Note 5)		72,996
Account administration fee--Institutional Service Shares		2,596
Share registration costs		16,641
Printing and postage		10,858
Insurance premiums		4,016
Taxes		12,933
Miscellaneous		966
TOTAL EXPENSES		1,168,958
Waivers (Note 5):
Waiver of investment adviser fee	$(400,405)
Waiver of administrative personnel and services fee	(5,624)
Waiver of distribution services fee--Institutional Service Shares	(71,617)
TOTAL WAIVERS		(477,646)
Net expenses			691,312
Net investment income			9,331,211
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			941,307
Net realized gain on futures contracts			29,505
Net change in unrealized appreciation of investments			565,151
Net change in unrealized appreciation of futures contracts			(51,049)
Net realized and unrealized gain on investments and futures contracts			1,484,914
Change in net assets resulting from operations			$10,816,125

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2007	Year Ended 9/30/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,331,211	$15,697,733
Net realized gain (loss) on investments and futures contracts	970,812	(7,181,192)
Net change in unrealized appreciation/depreciation of investments and futures contracts	514,102	4,507,701
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,816,125	13,024,242
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,679,608)	(12,958,377)
Institutional Service Shares	(1,857,715)	(3,077,956)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,537,323)	(16,036,333)
Share Transactions:
Proceeds from sale of shares	47,632,093	86,624,871
Net asset value of shares issued to shareholders in payment of distributions declared	4,923,799	8,860,987
Cost of shares redeemed	(34,203,196)	(73,284,819)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	18,352,696	22,201,039
Change in net assets	19,631,498	19,188,948
Net Assets:
Beginning of period	341,876,571	322,687,623
End of period (including undistributed (distributions in excess of) net investment income of $(168,922) and $37,190, respectively)	$361,508,069	$341,876,571

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2007 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating swap spreads, swap curve computations and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund may periodically purchase and sell bond interest rate futures contracts to manage duration. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended March 31, 2007, the Fund had net realized gains on futures contracts of $29,505.

As of March 31, 2007, the Fund had no outstanding futures contracts.

Dollar Roll Transactions

The Fund enters into dollar roll transactions with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions, which are treated as purchases and sales, will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund's current yield and total return.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2007, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at March 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$ 652
Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$74,950
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	6/11/1999	$11,386

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2007		Year Ended 9/30/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,733,083	$36,650,274	6,112,494	$59,275,148
Shares issued to shareholders in payment of distributions declared	415,191	4,078,451	752,422	7,318,101
Shares redeemed	(2,505,506)	(24,620,250)	(5,449,440)	(53,015,275)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,642,768	$16,108,475	1,415,476	$13,577,974

	Six Months Ended 3/31/2007		Year Ended 9/30/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,119,459	$10,981,819	2,810,892	$27,349,723
Shares issued to shareholders in payment of distributions declared	86,058	845,348	158,615	1,542,886
Shares redeemed	(976,624)	(9,582,946)	(2,084,789)	(20,269,544)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	228,893	$2,244,221	884,718	$8,623,065
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,871,661	$18,352,696	2,300,194	$22,201,039

4. FEDERAL TAX INFORMATION

At March 31, 2007, the cost of investments for federal tax purposes was $453,533,950. The net unrealized appreciation of investments for federal tax purposes was $3,363,194. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,590,281 and net unrealized depreciation from investments for those securities having an excess of cost over value of $227,087.

At September 30, 2006, the Fund had a capital loss carryforward of $8,432,808 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$ 61,009
2013	$6,048,203
2014	$2,323,596

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2007, the Adviser voluntarily waived $400,405 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2007, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2007, FSC voluntarily waived $71,617 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2007, FSC retained $11,644 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended March 31, 2007, FSSC did not receive any fees paid by the Fund. For the six months ended March 31, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2007 were as follows:

Purchases	$2,944,522
Sales	$176

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2007, there were no outstanding loans. During the six months ended March 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than March 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MORTGAGE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contracts, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q887
Cusip 31428Q804

G02367-01 (5/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Ultrashort Bond Fund

Established 1997

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2007

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period) 1

	Six Months Ended (unaudited)		Year Ended September 30,			Period Ended
	3/31/2007		2006	2005 [2]	2004	9/30/2003	[3]
Net Asset Value, Beginning of Period	$9.36		$9.35	$9.35	$9.50	$9.60
Income From Investment Operations:
Net investment income	0.19	[4]	0.32	0.25	0.20	0.25
Net realized and unrealized loss on investments, options and futures contracts	0.03		(0.01)	(0.05)	(0.15)	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	0.22		0.33	0.20	0.05	0.15
Less Distributions:
Distributions from net investment income	(0.19)		(0.32)	(0.20)	(0.20)	(0.25)
Net Asset Value, End of Period	$9.39		$9.36	$9.35	$9.35	$9.50
Total Return [5]	2.40%		3.56%	2.42%	0.68%	1.23%

Ratios to Average Net Assets:
Net expenses	0.90	% [6]	0.90%	0.90%	0.90%	0.90	% [6]
Net investment income	4.12	% [6]	3.33%	2.35%	2.34%	2.53	% [6]
Expense waiver/reimbursement [7]	0.43	% [6]	0.43%	0.40%	0.40%	0.37	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$51,867		$73,894	$147,396	$340,610	$432,352
Portfolio turnover	20%		15%	26%	39%	63%

1 On December 5, 2005, the Fund effected a 1 for 5 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 5; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated for all years presented, where applicable.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

3 Reflects operations for the period from October 11, 2002 (date of initial public investment) to September 30, 2003.

4 Per share numbers have been calculated using the average shares method.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2006	Ending Account Value 3/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,024.00	$4.54
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.44	$4.53

1 Expenses are equal to the Fund's annualized net expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At March 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Asset-Backed Securities	32.0%
Corporate Debt Securities	23.5%
Collateralized Mortgage Obligations	15.6%
Mortgage-Backed Securities [3]	10.5%
U.S. Treasury and Agency Securities [4]	0.1%
Cash Equivalents [5]	19.2%
Other Assets and Liabilities--Net [6]	(0.9)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.

5 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. Also includes a pro rata share of net assets owned by affiliated investment companies.

Portfolio of Investments

March 31, 2007 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--5.3%
		Federal National Mortgage Association--5.3%
$8,422,326		FNMA ARM 544848, 6.048%, 4/1/2030	$8,475,168
5,844,450		FNMA ARM 544872, 6.171%, 7/1/2034	5,921,760
1,912,740		FNMA ARM 556379, 6.333%, 5/1/2040	1,932,231
6,626,971		FNMA ARM 618128, 5.608%, 8/1/2033	6,633,883
239,227		FNMA ARM 638822, 7.150%, 6/1/2032	244,608
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $23,371,618)	23,207,650
		ASSET-BACKED SECURITIES--32.0%
		Auto Receivables--14.3%
3,635,345		Americredit Automobile Receivables Trust 2005-CF, Class A3, 4.47%, 5/6/2010	3,619,305
4,000,000		Americredit Automobile Receivables Trust 2007-AX, Class A3, 5.19%, 11/7/2011	4,015,787
3,500,000		BMW Vehicle Owner Trust 2005-A, Class B, 4.43%, 4/25/2011	3,469,264
5,000,000		BMW Vehicle Owner Trust 2006-A, Class A2, 5.30%, 5/26/2009	5,003,995
3,000,000		Capital One Prime Auto Receivables Trust 2006-2, Class A2, 5.17%, 5/15/2009	3,000,496
378,269		Harley-Davidson Motorcycle Trust 2003-1, Class A2, 2.63%, 11/15/2010	372,030
587,461		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	576,462
1,776,699		Harley-Davidson Motorcycle Trust 2004-3, Class B, 2.86%, 5/15/2012	1,731,695
2,000,000		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	2,006,612
439,549		Household Automotive Trust 2004-1, Class A3, 3.30%, 5/18/2009	439,160
3,802,426		Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010	3,786,307
2,500,000		Household Automotive Trust 2007-1, Class A2, 5.32%, 5/17/2010	2,511,657
1,500,000		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	1,484,170
2,750,000		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	2,760,546
4,000,000	[1,2]	JPMorgan Auto Receivables Trust 2006-A, Class A2, 5.35%, 6/15/2009	4,004,084
883,593		Long Beach Auto Receivables Trust 2004-C, Class A3, 3.402%, 9/15/2009	883,638
1,320,109		Morgan Stanley Auto Loan Trust 2004-HB2, Class A3, 2.94%, 3/16/2009	1,311,691
553,457		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	541,128
804,200		Nissan Auto Lease Trust 2005-A, Class A3, 4.70%, 10/15/2008	802,799
2,800,023		Nissan Auto Receivables Owner Trust 2003-C, Class A5, 3.21%, 3/16/2009	2,776,836
3,988,926		Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010	3,965,920
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$2,000,000		Superior Wholesale Inventory Financing Trust 2007-AE1, Class B, 5.62%, 1/15/2012	$2,004,821
4,322,741		WFS Financial Owner Trust 2003-2, Class A4, 2.41%, 12/20/2010	4,319,421
3,323,314		WFS Financial Owner Trust 2005-2, Class A3, 4.17%, 12/17/2007	3,314,855
3,500,000	[1,2]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	3,517,908
		TOTAL	62,220,587
		Credit Card--6.1%
3,000,000		American Express Credit Account Master Trust 2004-5, Class A, 5.41%, 4/15/2012	3,013,258
4,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 5.61%, 6/16/2014	4,006,620
5,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 5.46%, 11/25/2013	5,018,428
5,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 5.639%, 10/7/2013	5,043,695
2,500,000		MBNA Master Credit Card Trust 2000-D, Class B, 5.75%, 9/15/2009	2,501,822
6,000,000		National City Credit Card Master Trust 2005-1, Class A, 5.37%, 8/16/2010	6,024,026
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 5.51%, 8/15/2012	1,003,446
		TOTAL	26,611,295
		Equipment Lease--3.1%
1,518,162		CIT Equipment Collateral 2004-EF1, Class A3, 3.50%, 9/20/2008	1,506,353
4,500,000		CNH Equipment Trust 2004-A, Class A4B, 3.48%, 9/15/2011	4,428,851
1,647,335		CNH Equipment Trust 2005-A, Class A3, 4.02%, 4/15/2009	1,639,478
1,245,722	[1,2]	Great America Leasing Receivables 2004-1, Class B, 3.47%, 3/20/2010	1,228,718
778,576	[1,2]	Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011	768,665
4,000,000	[1,2]	Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010	4,022,500
		TOTAL	13,594,565
		Home Equity Loan--5.2%
635,666		Ameriquest Mortgage Securities, Inc. 2004-IA1, Class A3, 5.97%, 9/25/2034	636,063
2,500,000		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 5.68%, 9/25/2035	2,515,275
329,372		Centex Home Equity 2004-C, Class AF3, 4.02%, 4/25/2028	328,347
294,921		Countrywide Asset Backed Certificates 2004-4, Class A, 5.69%, 8/25/2034	295,339
1,661,938		Fifth Third Home Equity Loan Trust 2003-1, Class A, 5.57%, 9/20/2023	1,664,362
4,227,783	[1,2]	GSAA Home Equity NIM Trust 2007-3, Class N1, 6.00%, 1/26/2037	4,201,360
2,590,366	[1,2]	GSAA Home Equity Trust 2006-8N, Class N1, 6.00%, 10/26/2036	2,577,414
76,004	[1,2]	Hasco NIM Trust 2006-OP2A, Class A, 5.856%, 1/25/2036	75,754
326,497		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	322,786
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 6.00%, 11/25/2034	1,001,688
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$109,416	[1]	NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	$21,952
460,027		Novastar Home Equity Loan 2004-4 A1B, Class A1B, 5.72%, 3/25/2035	463,855
357,294		Option One Mortgage Loan Trust 2005-1, Class A1B, 5.65%, 2/25/2035	359,566
2,444,443	[1,2]	Quest Trust 2004 - X1, Class A, 5.65%, 3/25/2034	2,447,889
286,609		Residential Asset Securitization Trust 2003-KS6, Class A2, 5.92%, 8/25/2033	286,699
654,467		Saxon Asset Securities Trust 2005-1, Class A1, 5.55%, 5/25/2035	656,061
4,484,075	[1,2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/1/2047	4,482,514
		TOTAL	22,336,924
		Manufactured Housing--1.4%
1,153,806		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	1,175,803
4,476,260		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	4,605,860
111,139		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	107,448
247,907		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 7.919%, 6/7/2016	249,778
		TOTAL	6,138,889
		Other--1.1%
1,630,000	[1,2]	KLIO Funding Ltd. 2004-1A, Class A1, 5.91%, 4/23/2039	1,636,724
3,000,000		Mellon Bank Premium Finance Loan Master Trust 2004-1, Class C, 6.124%, 6/15/2009	3,001,784
		TOTAL	4,638,508
		Rate Reduction Bond--0.8%
3,496,188		Atlantic City Electric Transition Funding 2002-1, Class A1, 2.89%, 7/20/2010	3,446,934
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $139,034,637)	138,987,702
		CORPORATE BONDS--23.1%
		Basic Industries - Chemicals--1.0%
4,300,000		Praxair, Inc., 2.75%, 6/15/2008	4,178,040
		Capital Goods - Aerospace & Defense--0.4%
2,000,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	1,973,485
		Capital Goods - Building Materials--0.5%
2,000,000		CRH America, Inc., 5.625%, 9/30/2011	2,024,340
		Capital Goods - Diversified Manufacturing--0.7%
3,000,000	[1,2]	Tyco International Group SA, Note, 4.436%, 6/15/2007	2,992,612
		Communications - Media & Cable--1.2%
2,000,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	2,040,741
3,000,000		Cox Communications, Inc., Note, 5.905%, 12/14/2007	3,009,657
		TOTAL	5,050,398
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media Noncable--1.1%
$4,750,000		Reed Elsevier, Inc., Floating Rate Note, 5.684%, 6/15/2010	$4,753,677
		Communications - Telecom Wirelines--1.0%
2,000,000		BellSouth Corp., 5.485%, 11/15/2007	2,002,212
2,290,000		Telecom Italia Capital, Note, 5.84%, 2/1/2011	2,295,709
		TOTAL	4,297,921
		Consumer Cyclical - Automotive--0.8%
3,600,000	[1,2]	American Honda Finance Corp., 3.85%, 11/6/2008	3,532,991
		Consumer Cyclical - Entertainment--0.3%
1,500,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,537,808
		Consumer Cyclical - Retailers--0.5%
2,100,000		Target Corp., 3.375%, 3/1/2008	2,065,770
		Consumer Non-Cyclical Food/Beverage--0.8%
3,500,000		General Mills, Inc., 3.875%, 11/30/2007	3,465,429
		Consumer Non-Cyclical Products--1.1%
2,500,000		Gillette Co., 2.875%, 3/15/2008	2,447,332
2,500,000		Procter & Gamble Co., 3.50%, 12/15/2008	2,439,021
		TOTAL	4,886,353
		Energy - Independent--1.1%
2,500,000		Anadarko Petroleum Corp., Floating Rate Note, 5.754%, 9/15/2009	2,507,023
2,304,000	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	2,253,502
		TOTAL	4,760,525
		Energy - Integrated--0.6%
2,500,000	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	2,515,840
		Financial Institution - Banking--3.1%
1,700,000		Bank of America Corp., Unsecd. Note, 7.80%, 2/15/2010	1,823,144
2,500,000		J.P. Morgan & Co., Inc., Sub. Note, 6.25%, 1/15/2009	2,549,056
4,600,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	4,598,542
4,500,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	4,498,147
		TOTAL	13,468,889
		Financial Institution - Brokerage--1.1%
5,000,000		Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	5,031,017
		Financial Institution - Finance Noncaptive--4.0%
7,100,000		American Express Co., 3.75%, 11/20/2007	7,032,884
2,000,000		Capital One Financial Corp., Sr. Note, (Series MTN), 5.70%, 9/15/2011	2,018,957
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Finance Noncaptive--continued
$2,000,000		General Electric Capital Corp., 4.00%, 6/15/2009	$1,958,204
2,000,000		Residential Capital Corp., Sr. Unsecd. Note, 6.375%, 6/30/2010	2,002,121
5,000,000		SLM Corp., Floating Rate Note, 3.97%, 12/15/2014	4,527,665
		TOTAL	17,539,831
		Financial Institution - Insurance - P&C--0.5%
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	2,047,380
		Financial Institution - REITs--0.7%
3,100,000		Archstone-Smith Trust, 3.00%, 6/15/2008	3,024,084
		Technology--1.1%
1,000,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	1,012,499
2,000,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,128,472
1,500,000		Oracle Corp., Floating Rate Note, 5.59%, 1/13/2009	1,500,728
		TOTAL	4,641,699
		Transportation - Services--0.8%
2,000,000		FedEx Corp., Note, 2.65%, 4/1/2007	1,999,659
1,500,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,512,899
		TOTAL	3,512,558
		Utility - Electric--0.7%
3,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	3,002,431
		TOTAL CORPORATE BONDS (IDENTIFIED COST $101,431,102)	100,303,078
		MORTGAGE-BACKED SECURITIES--0.9%
		Federal National Mortgage Association--0.9%
1,587,733		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	1,596,680
2,143,094		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	2,200,192
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,858,843)	3,796,872
		COLLATERALIZED MORTGAGE OBLIGATIONS--14.8%
		Federal Home Loan Mortgage Corporation--0.2%
863,457		Federal Home Loan Mortgage Corp. REMIC 2141 NI, 6.00%, 11/15/2027	22,069
1,000,665		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 5.67%, 2/15/2018	1,005,890
		TOTAL	1,027,959
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--14.6%
$184,754		Bank of America Mortgage Securities 2003-A, Class 1A1, 3.234%, 2/25/2033	$184,384
708,466	[1]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.885%, 1/28/2029	642,713
3,000,000		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	3,004,259
1,000,891		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 5.87%, 4/1/2014	1,003,809
1,987,871		Countrywide Home Loans 2003-15, Class 1A1, 5.82%, 6/25/2018	1,992,804
1,691,688		Countrywide Home Loans 2006-OA5, Class 2A3, 5.69%, 3/25/2036	1,693,837
2,472,226		Crusade Global Trust 2005-1, Class A1, 5.41%, 6/17/2037	2,463,694
4,000,000	[1,2]	Harwood Street Funding I LLC 2004-1, Class CTFS, 7.32%, 9/20/2009	4,004,525
1,681,784		Impac CMB Trust 2004-7, Class 1A2, 5.78%, 11/25/2034	1,683,120
2,061,007		Impac CMB Trust 2004-9, Class 1A2, 5.76%, 2/25/2035	2,063,382
4,000,000		Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 5.59%, 1/25/2037	4,000,000
3,939,374		Master Asset Securitization Trust 2003-8, Class 3A2, 5.72%, 9/25/2033	3,940,343
2,200,000		Permanent Financing (No. 5) PLC, Class 2C, 5.99%, 6/10/2042	2,195,490
2,300,000		Permanent Master Issuer PLC 2006-1, Class 1C, 5.56%, 7/17/2042	2,300,000
1,149	[1]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.902%, 10/26/2023	908
449,310		WMALT Mortgage Pass-Through Certificates 2005-AR1, Class B2, 6.52%, 12/25/2035	451,092
5,000,000		Washington Mutual 2003-AR5, Class A6, 3.695%, 6/25/2033	4,931,998
4,696,854		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	4,604,290
3,560,346		Washington Mutual 2006-AR1, Class 2A1B, 6.053%, 1/25/2046	3,569,727
3,619,749		Washington Mutual 2006-AR15, Class 1A, 5.773%, 11/25/2046	3,630,464
1,770,058		Washington Mutual 2006-AR17, Class 1A, 5.753%, 12/25/2046	1,773,279
5,354,949		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	5,253,262
2,225,153		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 5.411%, 7/25/2034	2,221,183
5,811,799		Wells Fargo Mortgage Backed Securities Trust 2004-K, Class 2A5, 4.74%, 7/25/2034	5,763,343
		TOTAL	63,371,906
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $66,567,959)	64,399,865
		U.S. TREASURY--0.1%
500,000		United States Treasury Bill, 7/26/2007 (IDENTIFIED COST $492,041)	492,245
Shares			Value
		MUTUAL FUNDS--23.5% [3]
2,000,198		Federated Mortgage Core Portfolio	$19,801,955
80,776,586		Prime Value Obligations Fund, Institutional Shares (7-Day Net Yield 5.25%)	80,776,586
269,511		High Yield Bond Portfolio	1,870,404
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $102,680,486)	102,448,945
		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $437,436,686) [4]	433,636,357
		OTHER ASSETS AND LIABILITIES - NET--0.3%	1,445,416
		TOTAL NET ASSETS--100%	$435,081,773

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2007, these restricted securities amounted to $46,975,953, which represented 10.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At March 31, 2007, these liquid restricted securities amounted to $46,310,380, which represented 10.6% of total net assets.

3 Affiliated companies.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2007.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
FNMA	--Federal National Mortgage Association
MTN	--Medium Term Note
NIM	--Net Interest Margin
OPT	--Option
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2007 (unaudited)

Assets:
Total investments in securities, at value including $102,448,945 of investments in affiliated issuers (Note 5) (identified cost $437,436,686)		$433,636,357
Income receivable		1,722,836
Receivable for shares sold		1,147,588
TOTAL ASSETS		436,506,781
Liabilities:
Payable for shares redeemed	$590,705
Income distribution payable	697,654
Payable for Directors'/Trustees' fee	1,169
Payable for distribution services fee (Note 5)	30,611
Payable for shareholder services fee (Note 5)	36,112
Accrued expenses	68,757
TOTAL LIABILITIES		1,425,008
Net assets for 46,314,230 shares outstanding		$435,081,773
Net Assets Consist of:
Paid-in capital		$531,741,328
Net unrealized depreciation of investments		(3,800,329)
Accumulated net realized loss on investments, options and futures contracts		(92,856,333)
Distributions in excess of net investment income		(2,893)
TOTAL NET ASSETS		$435,081,773
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($280,944,153 ÷ 29,906,372 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.39
Offering price per share		$9.39
Redemption proceeds per share		$9.39
Institutional Service Shares:
Net asset value per share ($102,270,831 ÷ 10,886,438 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.39
Offering price per share		$9.39
Redemption proceeds per share		$9.39
Class A Shares:
Net asset value per share ($51,866,789 ÷ 5,521,420 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$9.39
Offering price per share (100/98.00 of $9.39) [1]		$9.58
Redemption proceeds per share		$9.39

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2007 (unaudited)

Investment Income:
Interest			$9,780,982
Dividends (received from affiliated issuers (Note 5))			1,053,830
TOTAL INCOME			10,834,812
Expenses:
Investment adviser fee (Note 5)		$1,289,684
Administrative personnel and services fee (Note 5)		170,633
Custodian fees		11,278
Transfer and dividend disbursing agent fees and expenses		70,978
Directors'/Trustees' fees		2,703
Auditing fees		11,030
Legal fees		4,796
Portfolio accounting fees		56,838
Distribution services fee--Institutional Service Shares (Note 5)		138,789
Distribution services fee--Class A Shares (Note 5)		98,244
Shareholder services fee--Institutional Service Shares (Note 5)		130,237
Shareholder services fee--Class A Shares (Note 5)		80,531
Account administration fee--Institutional Service Shares		1,417
Share registration costs		26,923
Printing and postage		25,220
Insurance premiums		4,605
Taxes		15,591
Miscellaneous		3,777
TOTAL EXPENSES		2,143,274
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(924,496)
Waiver of administrative personnel and services fee	(6,843)
Waiver of distribution services fee--Institutional Service Shares	(27,758)
TOTAL WAIVERS AND REIMBURSEMENT		(959,097)
Net expenses			1,184,177
Net investment income			9,650,635
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(171,323)
Net realized loss on futures contracts			(74,162)
Net change in unrealized depreciation of investments			1,457,705
Net change in unrealized depreciation of futures contracts			99,999
Net realized and unrealized gain on investments and futures contracts			1,312,219
Change in net assets resulting from operations			$10,962,854

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2007	Year Ended 9/30/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,650,635	$20,873,828
Net realized loss on investments and futures contracts	(245,485)	(1,462,562)
Net change in unrealized appreciation/depreciation of investments and futures contracts	1,557,704	2,959,281
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,962,854	22,370,547
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,953,216)	(12,660,268)
Institutional Service Shares	(2,345,744)	(4,517,351)
Class A Shares	(1,351,031)	(3,560,362)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,649,991)	(20,737,981)
Share Transactions:
Proceeds from sale of shares	148,749,862	199,894,846
Net asset value of shares issued to shareholders in payment of distributions declared	5,362,257	12,092,386
Cost of shares redeemed	(150,272,881)	(581,094,611)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,839,238	(369,107,379)
Change in net assets	5,152,101	(367,474,813)
Net Assets:
Beginning of period	429,929,672	797,404,485
End of period (including distributions in excess of net investment income of $(2,893) and $(3,537), respectively)	$435,081,773	$429,929,672

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2007 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares and Institutional Service Shares are presented separately. The investment objective of the Fund is to provide total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating swap spreads, swap curve computations and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage duration. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended March 31, 2007, the Fund had net realized losses on futures contracts of $74,162.

As of March 31, 2007, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Fund's Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at March 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
C-BASS ABS LLC (Series 1999-3), Class B1, 6.885%, 1/28/2029	7/9/1999	$579,946
NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	2/23/1999	$108,887
Resecuritization Mortgage Trust 1998-A, Class B3, 7.902%, 10/26/2023	2/12/1999	$ 53,419

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2007		Year Ended 9/30/2006
Institutional Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	12,205,724	$114,477,305	12,167,635	$113,528,775
Shares issued to shareholders in payment of distributions declared	309,931	2,908,406	673,083	6,276,865
Shares redeemed	(7,630,686)	(71,552,915)	(39,628,826)	(369,571,737)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,884,969	$45,832,796	(26,788,108)	$(249,766,097)

	Six Months Ended 3/31/2007		Year Ended 9/30/2006
Institutional Service Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	2,614,520	$24,529,897	8,359,657	$78,045,147
Shares issued to shareholders in payment of distributions declared	138,887	1,303,210	291,265	2,716,916
Shares redeemed	(4,863,817)	(45,605,552)	(13,542,513)	(126,270,564)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(2,110,410)	$(19,772,445)	(4,891,591)	$(45,508,501)

	Six Months Ended 3/31/2007		Year Ended 9/30/2006
Class A Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	1,038,319	$9,742,660	892,237	$8,320,924
Shares issued to shareholders in payment of distributions declared	122,635	1,150,641	332,211	3,098,605
Shares redeemed	(3,530,325)	(33,114,414)	(9,138,896)	(85,252,310)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,369,371)	$(22,221,113)	(7,914,448)	$(73,832,781)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	405,188	$3,839,238	(39,594,147)	$(369,107,379)

1 Shares purchased/redeemed prior to December 5, 2005, have been adjusted to reflect a 1-for-5 reverse share split. (See Note 9.)

4. FEDERAL TAX INFORMATION

At March 31, 2007, the cost of investments for federal tax purposes was $437,436,686. The net unrealized depreciation of investments for federal tax purposes was $3,800,329. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $999,929 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,800,258.

At September 30, 2006, the Fund had a capital loss carryforward of $89,539,561 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,707,405
2010	$7,077,772
2011	$36,010,762
2012	$14,355,275
2013	$23,192,477
2014	$7,195,870

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2007, the Adviser voluntarily waived $917,618 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2007, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2007, FSC voluntarily waived $27,758 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2007, FSC retained $172,188 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended March 31, 2007, FSSC did not receive any fees paid by the Fund. For the six months ended March 31, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

Commencing on August 1, 2005, and continuing through May 3, 2006, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $47,162 for the year ended September 30, 2006.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser or which are distributed by an affiliate of the Fund's distributor. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. For the six months ended March 31, 2007, the Adviser reimbursed $6,878 in connection with investments in affiliated mutual funds listed below. Transactions with affiliated companies during the six months ended March 31, 2007, are as follows:

Affiliate	Balance of Shares Held 9/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2007	Value	Dividend Income
Federated Mortgage Core Portfolio	1,943,587	56,611	--	2,000,198	$19,801,955	$560,345
Prime Value Obligations Fund, Institutional Shares	--	96,797,701	16,021,115	80,776,586	$80,776,586	$416,466
High Yield Bond Portfolio	258,325	11,186	--	269,511	$1,870,404	$77,019
TOTAL OF AFFILIATED TRANSACTIONS	2,201,912	96,865,498	16,021,115	83,046,295	$102,448,945	$1,053,830

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2007, were as follows:

Purchases	$73,175,078
Sales	$99,853,896

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2007, there were no outstanding loans. During the six months ended March 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. REVERSE SHARE SPLIT

Effective at the close of business on December 5, 2005, the Fund's Institutional Shares, Institutional Service Shares and Class A Shares underwent a 1-for-5 reverse share split. The effect of this transaction was to divide the number of outstanding shares for each class by five, while multiplying the net asset value per share by five. The net asset value per share prior to the reverse share split was $1.86, $1.86 and $1.86 for the Funds' Institutional Shares, Institutional Service Shares and Class A Shares, respectively. The net asset value per share after the reverse share split was $9.32, $9.32 and $9.32 for the Funds' Institutional Shares, Institutional Service Shares and Class A Shares, respectively. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in the assets. The per-share information contained within the Financial Highlights for each class of shares has been restated to reflect the reverse share split.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than March 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED ULTRASHORT BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contracts, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q762

28411 (5/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2007

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights -Institutional Shares

(For a Share Outstanding Throughout Each Period) 1

	Six Months Ended (unaudited)		Year Ended September 30,
	3/31/2007		2006	2005	[2]	2004	2003	2002
Net Asset Value, Beginning of Period	$9.36		$9.35	$9.35		$9.50	$9.65	$9.90
Income From Investment Operations:
Net investment income	0.22	[3]	0.37	0.25		0.25	0.30	0.45
Net realized and unrealized gain (loss) on investments, options and futures contracts	0.03		0.01	(0.00	) [4]	(0.15)	(0.15)	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.25		0.38	0.25		0.10	0.15	0.20
Less Distributions:
Distributions from net investment income	(0.22)		(0.37)	(0.25)		(0.25)	(0.30)	(0.45)
Net Asset Value, End of Period	$9.39		$9.36	$9.35		$9.35	$9.50	$9.65
Total Return [5]	2.68%		4.13%	2.98%		1.24%	1.80%	2.00%

Ratios to Average Net Assets:
Net expenses	0.35	% [6]	0.35%	0.35%		0.35%	0.35%	0.37%
Net investment income	4.70	% [6]	3.85%	2.92%		2.89%	3.28%	4.47%
Expense waiver/reimbursement [7]	0.43	% [6]	0.61%	0.65%		0.65%	0.62%	0.60%
Supplemental Data:
Net assets, end of period (000 omitted)	$280,944		$234,322	$483,191		$699,984	$823,087	$887,733
Portfolio turnover	20%		15%	26%		39%	63%	28%

1 On December 5, 2005, the Fund effected a 1 for 5 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 5; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated for all years presented, where applicable.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

3 Per share numbers have been calculated using the average shares method.

4 Represents less than $0.01.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -Institutional Service Shares

(For a Share Outstanding Throughout Each Period) 1

	Six Months Ended (unaudited)		Year Ended September 30,
	3/31/2007		2006		2005	[2]	2004	2003	2002
Net Asset Value, Beginning of Period	$9.36		$9.35		$9.35		$9.50	$9.65	$9.90
Income From Investment Operations:
Net investment income	0.20	[3]	0.33		0.25		0.25	0.30	0.40
Net realized and unrealized gain (loss) on investments, options and futures contracts	0.03		0.01		(0.00	) [4]	(0.20)	(0.15)	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.23		0.34		0.25		0.05	0.15	0.15
Less Distributions:
Distributions from net investment income	(0.20)		(0.33)		(0.25)		(0.20)	(0.30)	(0.40)
Net Asset Value, End of Period	$9.39		$9.36		$9.35		$9.35	$9.50	$9.65
Total Return [5]	2.46%		3.71	% [6]	2.53%		0.78%	1.35%	1.54%

Ratios to Average Net Assets:
Net expenses	0.79	% [7]	0.76%		0.79%		0.80%	0.80%	0.82%
Net investment income	4.23	% [7]	3.52%		2.46%		2.44%	2.87%	4.04%
Expense waiver/reimbursement [8]	0.48	% [7]	0.52%		0.45%		0.45%	0.42%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$102,271		$121,713		$166,817		$347,433	$614,010	$886,440
Portfolio turnover	20%		15%		26%		39%	63%	28%

1 On December 5, 2005, the Fund effected a 1 for 5 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 5; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated for all years presented, where applicable.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

3 Per share numbers have been calculated using the average shares method.

4 Represents less than $0.01.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 During the year, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.03% on the total return. See Notes to Financial Statements (Note 5).

7 Computed on an annualized basis.

8 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/2006	Ending Account Value 3/31/2007	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,026.80	$1.77
Institutional Service Shares	$1,000	$1,024.60	$3.99
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.19	$1.77
Institutional Service Shares	$1,000	$1,020.99	$3.98

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.35%
Institutional Service Shares	0.79%

Portfolio of Investments Summary Table

At March 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Asset-Backed Securities	32.0%
Corporate Debt Securities	23.5%
Collateralized Mortgage Obligations	15.6%
Mortgage-Backed Securities [3]	10.5%
U.S. Treasury and Agency Securities [4]	0.1%
Cash Equivalents [5]	19.2%
Other Assets and Liabilities--Net [6]	(0.9)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.

5 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. Also includes a pro rata share of net assets owned by affiliated investment companies.

Portfolio of Investments

March 31, 2007 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--5.3%
		Federal National Mortgage Association--5.3%
$8,422,326		FNMA ARM 544848, 6.048%, 4/1/2030	$8,475,168
5,844,450		FNMA ARM 544872, 6.171%, 7/1/2034	5,921,760
1,912,740		FNMA ARM 556379, 6.333%, 5/1/2040	1,932,231
6,626,971		FNMA ARM 618128, 5.608%, 8/1/2033	6,633,883
239,227		FNMA ARM 638822, 7.150%, 6/1/2032	244,608
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $23,371,618)	23,207,650
		ASSET-BACKED SECURITIES--32.0%
		Auto Receivables--14.3%
3,635,345		Americredit Automobile Receivables Trust 2005-CF, Class A3, 4.47%, 5/6/2010	3,619,305
4,000,000		Americredit Automobile Receivables Trust 2007-AX, Class A3, 5.19%, 11/7/2011	4,015,787
3,500,000		BMW Vehicle Owner Trust 2005-A, Class B, 4.43%, 4/25/2011	3,469,264
5,000,000		BMW Vehicle Owner Trust 2006-A, Class A2, 5.30%, 5/26/2009	5,003,995
3,000,000		Capital One Prime Auto Receivables Trust 2006-2, Class A2, 5.17%, 5/15/2009	3,000,496
378,269		Harley-Davidson Motorcycle Trust 2003-1, Class A2, 2.63%, 11/15/2010	372,030
587,461		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	576,462
1,776,699		Harley-Davidson Motorcycle Trust 2004-3, Class B, 2.86%, 5/15/2012	1,731,695
2,000,000		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	2,006,612
439,549		Household Automotive Trust 2004-1, Class A3, 3.30%, 5/18/2009	439,160
3,802,426		Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010	3,786,307
2,500,000		Household Automotive Trust 2007-1, Class A2, 5.32%, 5/17/2010	2,511,657
1,500,000		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	1,484,170
2,750,000		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	2,760,546
4,000,000	[1,2]	JPMorgan Auto Receivables Trust 2006-A, Class A2, 5.35%, 6/15/2009	4,004,084
883,593		Long Beach Auto Receivables Trust 2004-C, Class A3, 3.402%, 9/15/2009	883,638
1,320,109		Morgan Stanley Auto Loan Trust 2004-HB2, Class A3, 2.94%, 3/16/2009	1,311,691
553,457		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	541,128
804,200		Nissan Auto Lease Trust 2005-A, Class A3, 4.70%, 10/15/2008	802,799
2,800,023		Nissan Auto Receivables Owner Trust 2003-C, Class A5, 3.21%, 3/16/2009	2,776,836
3,988,926		Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010	3,965,920
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$2,000,000		Superior Wholesale Inventory Financing Trust 2007-AE1, Class B, 5.62%, 1/15/2012	$2,004,821
4,322,741		WFS Financial Owner Trust 2003-2, Class A4, 2.41%, 12/20/2010	4,319,421
3,323,314		WFS Financial Owner Trust 2005-2, Class A3, 4.17%, 12/17/2007	3,314,855
3,500,000	[1,2]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	3,517,908
		TOTAL	62,220,587
		Credit Card--6.1%
3,000,000		American Express Credit Account Master Trust 2004-5, Class A, 5.41%, 4/15/2012	3,013,258
4,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 5.61%, 6/16/2014	4,006,620
5,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 5.46%, 11/25/2013	5,018,428
5,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 5.639%, 10/7/2013	5,043,695
2,500,000		MBNA Master Credit Card Trust 2000-D, Class B, 5.75%, 9/15/2009	2,501,822
6,000,000		National City Credit Card Master Trust 2005-1, Class A, 5.37%, 8/16/2010	6,024,026
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 5.51%, 8/15/2012	1,003,446
		TOTAL	26,611,295
		Equipment Lease--3.1%
1,518,162		CIT Equipment Collateral 2004-EF1, Class A3, 3.50%, 9/20/2008	1,506,353
4,500,000		CNH Equipment Trust 2004-A, Class A4B, 3.48%, 9/15/2011	4,428,851
1,647,335		CNH Equipment Trust 2005-A, Class A3, 4.02%, 4/15/2009	1,639,478
1,245,722	[1,2]	Great America Leasing Receivables 2004-1, Class B, 3.47%, 3/20/2010	1,228,718
778,576	[1,2]	Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011	768,665
4,000,000	[1,2]	Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010	4,022,500
		TOTAL	13,594,565
		Home Equity Loan--5.2%
635,666		Ameriquest Mortgage Securities, Inc. 2004-IA1, Class A3, 5.97%, 9/25/2034	636,063
2,500,000		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 5.68%, 9/25/2035	2,515,275
329,372		Centex Home Equity 2004-C, Class AF3, 4.02%, 4/25/2028	328,347
294,921		Countrywide Asset Backed Certificates 2004-4, Class A, 5.69%, 8/25/2034	295,339
1,661,938		Fifth Third Home Equity Loan Trust 2003-1, Class A, 5.57%, 9/20/2023	1,664,362
4,227,783	[1,2]	GSAA Home Equity NIM Trust 2007-3, Class N1, 6.00%, 1/26/2037	4,201,360
2,590,366	[1,2]	GSAA Home Equity Trust 2006-8N, Class N1, 6.00%, 10/26/2036	2,577,414
76,004	[1,2]	Hasco NIM Trust 2006-OP2A, Class A, 5.856%, 1/25/2036	75,754
326,497		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	322,786
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 6.00%, 11/25/2034	1,001,688
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$109,416	[1]	NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	$21,952
460,027		Novastar Home Equity Loan 2004-4 A1B, Class A1B, 5.72%, 3/25/2035	463,855
357,294		Option One Mortgage Loan Trust 2005-1, Class A1B, 5.65%, 2/25/2035	359,566
2,444,443	[1,2]	Quest Trust 2004 - X1, Class A, 5.65%, 3/25/2034	2,447,889
286,609		Residential Asset Securitization Trust 2003-KS6, Class A2, 5.92%, 8/25/2033	286,699
654,467		Saxon Asset Securities Trust 2005-1, Class A1, 5.55%, 5/25/2035	656,061
4,484,075	[1,2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/1/2047	4,482,514
		TOTAL	22,336,924
		Manufactured Housing--1.4%
1,153,806		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	1,175,803
4,476,260		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	4,605,860
111,139		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	107,448
247,907		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 7.919%, 6/7/2016	249,778
		TOTAL	6,138,889
		Other--1.1%
1,630,000	[1,2]	KLIO Funding Ltd. 2004-1A, Class A1, 5.91%, 4/23/2039	1,636,724
3,000,000		Mellon Bank Premium Finance Loan Master Trust 2004-1, Class C, 6.124%, 6/15/2009	3,001,784
		TOTAL	4,638,508
		Rate Reduction Bond--0.8%
3,496,188		Atlantic City Electric Transition Funding 2002-1, Class A1, 2.89%, 7/20/2010	3,446,934
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $139,034,637)	138,987,702
		CORPORATE BONDS--23.1%
		Basic Industries - Chemicals--1.0%
4,300,000		Praxair, Inc., 2.75%, 6/15/2008	4,178,040
		Capital Goods - Aerospace & Defense--0.4%
2,000,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	1,973,485
		Capital Goods - Building Materials--0.5%
2,000,000		CRH America, Inc., 5.625%, 9/30/2011	2,024,340
		Capital Goods - Diversified Manufacturing--0.7%
3,000,000	[1,2]	Tyco International Group SA, Note, 4.436%, 6/15/2007	2,992,612
		Communications - Media & Cable--1.2%
2,000,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	2,040,741
3,000,000		Cox Communications, Inc., Note, 5.905%, 12/14/2007	3,009,657
		TOTAL	5,050,398
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media Noncable--1.1%
$4,750,000		Reed Elsevier, Inc., Floating Rate Note, 5.684%, 6/15/2010	$4,753,677
		Communications - Telecom Wirelines--1.0%
2,000,000		BellSouth Corp., 5.485%, 11/15/2007	2,002,212
2,290,000		Telecom Italia Capital, Note, 5.84%, 2/1/2011	2,295,709
		TOTAL	4,297,921
		Consumer Cyclical - Automotive--0.8%
3,600,000	[1,2]	American Honda Finance Corp., 3.85%, 11/6/2008	3,532,991
		Consumer Cyclical - Entertainment--0.3%
1,500,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,537,808
		Consumer Cyclical - Retailers--0.5%
2,100,000		Target Corp., 3.375%, 3/1/2008	2,065,770
		Consumer Non-Cyclical Food/Beverage--0.8%
3,500,000		General Mills, Inc., 3.875%, 11/30/2007	3,465,429
		Consumer Non-Cyclical Products--1.1%
2,500,000		Gillette Co., 2.875%, 3/15/2008	2,447,332
2,500,000		Procter & Gamble Co., 3.50%, 12/15/2008	2,439,021
		TOTAL	4,886,353
		Energy - Independent--1.1%
2,500,000		Anadarko Petroleum Corp., Floating Rate Note, 5.754%, 9/15/2009	2,507,023
2,304,000	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	2,253,502
		TOTAL	4,760,525
		Energy - Integrated--0.6%
2,500,000	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	2,515,840
		Financial Institution - Banking--3.1%
1,700,000		Bank of America Corp., Unsecd. Note, 7.80%, 2/15/2010	1,823,144
2,500,000		J.P. Morgan & Co., Inc., Sub. Note, 6.25%, 1/15/2009	2,549,056
4,600,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	4,598,542
4,500,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	4,498,147
		TOTAL	13,468,889
		Financial Institution - Brokerage--1.1%
5,000,000		Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	5,031,017
		Financial Institution - Finance Noncaptive--4.0%
7,100,000		American Express Co., 3.75%, 11/20/2007	7,032,884
2,000,000		Capital One Financial Corp., Sr. Note, (Series MTN), 5.70%, 9/15/2011	2,018,957
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Finance Noncaptive--continued
$2,000,000		General Electric Capital Corp., 4.00%, 6/15/2009	$1,958,204
2,000,000		Residential Capital Corp., Sr. Unsecd. Note, 6.375%, 6/30/2010	2,002,121
5,000,000		SLM Corp., Floating Rate Note, 3.97%, 12/15/2014	4,527,665
		TOTAL	17,539,831
		Financial Institution - Insurance - P&C--0.5%
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	2,047,380
		Financial Institution - REITs--0.7%
3,100,000		Archstone-Smith Trust, 3.00%, 6/15/2008	3,024,084
		Technology--1.1%
1,000,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	1,012,499
2,000,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,128,472
1,500,000		Oracle Corp., Floating Rate Note, 5.59%, 1/13/2009	1,500,728
		TOTAL	4,641,699
		Transportation - Services--0.8%
2,000,000		FedEx Corp., Note, 2.65%, 4/1/2007	1,999,659
1,500,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,512,899
		TOTAL	3,512,558
		Utility - Electric--0.7%
3,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	3,002,431
		TOTAL CORPORATE BONDS (IDENTIFIED COST $101,431,102)	100,303,078
		MORTGAGE-BACKED SECURITIES--0.9%
		Federal National Mortgage Association--0.9%
1,587,733		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	1,596,680
2,143,094		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	2,200,192
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,858,843)	3,796,872
		COLLATERALIZED MORTGAGE OBLIGATIONS--14.8%
		Federal Home Loan Mortgage Corporation--0.2%
863,457		Federal Home Loan Mortgage Corp. REMIC 2141 NI, 6.00%, 11/15/2027	22,069
1,000,665		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 5.67%, 2/15/2018	1,005,890
		TOTAL	1,027,959
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--14.6%
$184,754		Bank of America Mortgage Securities 2003-A, Class 1A1, 3.234%, 2/25/2033	$184,384
708,466	[1]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.885%, 1/28/2029	642,713
3,000,000		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	3,004,259
1,000,891		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 5.87%, 4/1/2014	1,003,809
1,987,871		Countrywide Home Loans 2003-15, Class 1A1, 5.82%, 6/25/2018	1,992,804
1,691,688		Countrywide Home Loans 2006-OA5, Class 2A3, 5.69%, 3/25/2036	1,693,837
2,472,226		Crusade Global Trust 2005-1, Class A1, 5.41%, 6/17/2037	2,463,694
4,000,000	[1,2]	Harwood Street Funding I LLC 2004-1, Class CTFS, 7.32%, 9/20/2009	4,004,525
1,681,784		Impac CMB Trust 2004-7, Class 1A2, 5.78%, 11/25/2034	1,683,120
2,061,007		Impac CMB Trust 2004-9, Class 1A2, 5.76%, 2/25/2035	2,063,382
4,000,000		Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 5.59%, 1/25/2037	4,000,000
3,939,374		Master Asset Securitization Trust 2003-8, Class 3A2, 5.72%, 9/25/2033	3,940,343
2,200,000		Permanent Financing (No. 5) PLC, Class 2C, 5.99%, 6/10/2042	2,195,490
2,300,000		Permanent Master Issuer PLC 2006-1, Class 1C, 5.56%, 7/17/2042	2,300,000
1,149	[1]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.902%, 10/26/2023	908
449,310		WMALT Mortgage Pass-Through Certificates 2005-AR1, Class B2, 6.52%, 12/25/2035	451,092
5,000,000		Washington Mutual 2003-AR5, Class A6, 3.695%, 6/25/2033	4,931,998
4,696,854		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	4,604,290
3,560,346		Washington Mutual 2006-AR1, Class 2A1B, 6.053%, 1/25/2046	3,569,727
3,619,749		Washington Mutual 2006-AR15, Class 1A, 5.773%, 11/25/2046	3,630,464
1,770,058		Washington Mutual 2006-AR17, Class 1A, 5.753%, 12/25/2046	1,773,279
5,354,949		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	5,253,262
2,225,153		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 5.411%, 7/25/2034	2,221,183
5,811,799		Wells Fargo Mortgage Backed Securities Trust 2004-K, Class 2A5, 4.74%, 7/25/2034	5,763,343
		TOTAL	63,371,906
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $66,567,959)	64,399,865
		U.S. TREASURY--0.1%
500,000		United States Treasury Bill, 7/26/2007 (IDENTIFIED COST $492,041)	492,245
Shares			Value
		MUTUAL FUNDS--23.5% [3]
2,000,198		Federated Mortgage Core Portfolio	$19,801,955
80,776,586		Prime Value Obligations Fund, Institutional Shares (7-Day Net Yield 5.25%)	80,776,586
269,511		High Yield Bond Portfolio	1,870,404
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $102,680,486)	102,448,945
		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $437,436,686) [4]	433,636,357
		OTHER ASSETS AND LIABILITIES - NET--0.3%	1,445,416
		TOTAL NET ASSETS--100%	$435,081,773

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2007, these restricted securities amounted to $46,975,953, which represented 10.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At March 31, 2007, these liquid restricted securities amounted to $46,310,380, which represented 10.6% of total net assets.

3 Affiliated companies.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2007.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
FNMA	--Federal National Mortgage Association
MTN	--Medium Term Note
NIM	--Net Interest Margin
OPT	--Option
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2007 (unaudited)

Assets:
Total investments in securities, at value including $102,448,945 of investments in affiliated issuers (Note 5) (identified cost $437,436,686)		$433,636,357
Income receivable		1,722,836
Receivable for shares sold		1,147,588
TOTAL ASSETS		436,506,781
Liabilities:
Payable for shares redeemed	$590,705
Income distribution payable	697,654
Payable for Directors'/Trustees' fee	1,169
Payable for distribution services fee (Note 5)	30,611
Payable for shareholder services fee (Note 5)	36,112
Accrued expenses	68,757
TOTAL LIABILITIES		1,425,008
Net assets for 46,314,230 shares outstanding		$435,081,773
Net Assets Consist of:
Paid-in capital		$531,741,328
Net unrealized depreciation of investments		(3,800,329)
Accumulated net realized loss on investments, options and futures contracts		(92,856,333)
Distributions in excess of net investment income		(2,893)
TOTAL NET ASSETS		$435,081,773
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($280,944,153 ÷ 29,906,372 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.39
Offering price per share		$9.39
Redemption proceeds per share		$9.39
Institutional Service Shares:
Net asset value per share ($102,270,831 ÷ 10,886,438 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.39
Offering price per share		$9.39
Redemption proceeds per share		$9.39
Class A Shares:
Net asset value per share ($51,866,789 ÷ 5,521,420 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$9.39
Offering price per share (100/98.00 of $9.39) [1]		$9.58
Redemption proceeds per share		$9.39

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2007 (unaudited)

Investment Income:
Interest			$9,780,982
Dividends (received from affiliated issuers (Note 5))			1,053,830
TOTAL INCOME			10,834,812
Expenses:
Investment adviser fee (Note 5)		$1,289,684
Administrative personnel and services fee (Note 5)		170,633
Custodian fees		11,278
Transfer and dividend disbursing agent fees and expenses		70,978
Directors'/Trustees' fees		2,703
Auditing fees		11,030
Legal fees		4,796
Portfolio accounting fees		56,838
Distribution services fee--Institutional Service Shares (Note 5)		138,789
Distribution services fee--Class A Shares (Note 5)		98,244
Shareholder services fee--Institutional Service Shares (Note 5)		130,237
Shareholder services fee--Class A Shares (Note 5)		80,531
Account administration fee--Institutional Service Shares		1,417
Share registration costs		26,923
Printing and postage		25,220
Insurance premiums		4,605
Taxes		15,591
Miscellaneous		3,777
TOTAL EXPENSES		2,143,274
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(924,496)
Waiver of administrative personnel and services fee	(6,843)
Waiver of distribution services fee--Institutional Service Shares	(27,758)
TOTAL WAIVERS AND REIMBURSEMENT		(959,097)
Net expenses			1,184,177
Net investment income			9,650,635
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(171,323)
Net realized loss on futures contracts			(74,162)
Net change in unrealized depreciation of investments			1,457,705
Net change in unrealized depreciation of futures contracts			99,999
Net realized and unrealized gain on investments and futures contracts			1,312,219
Change in net assets resulting from operations			$10,962,854

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2007	Year Ended 9/30/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,650,635	$20,873,828
Net realized loss on investments and futures contracts	(245,485)	(1,462,562)
Net change in unrealized appreciation/depreciation of investments and futures contracts	1,557,704	2,959,281
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,962,854	22,370,547
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,953,216)	(12,660,268)
Institutional Service Shares	(2,345,744)	(4,517,351)
Class A Shares	(1,351,031)	(3,560,362)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,649,991)	(20,737,981)
Share Transactions:
Proceeds from sale of shares	148,749,862	199,894,846
Net asset value of shares issued to shareholders in payment of distributions declared	5,362,257	12,092,386
Cost of shares redeemed	(150,272,881)	(581,094,611)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,839,238	(369,107,379)
Change in net assets	5,152,101	(367,474,813)
Net Assets:
Beginning of period	429,929,672	797,404,485
End of period (including distributions in excess of net investment income of $(2,893) and $(3,537), respectively)	$435,081,773	$429,929,672

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2007 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to provide total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating swap spreads, swap curve computations and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage duration. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended March 31, 2007, the Fund had net realized losses on futures contracts of $74,162.

As of March 31, 2007, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Fund's Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at March 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
C-BASS ABS LLC (Series 1999-3), Class B1, 6.885%, 1/28/2029	7/9/1999	$579,946
NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	2/23/1999	$108,887
Resecuritization Mortgage Trust 1998-A, Class B3, 7.902%, 10/26/2023	2/12/1999	$ 53,419

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2007		Year Ended 9/30/2006
Institutional Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	12,205,724	$114,477,305	12,167,635	$113,528,775
Shares issued to shareholders in payment of distributions declared	309,931	2,908,406	673,083	6,276,865
Shares redeemed	(7,630,686)	(71,552,915)	(39,628,826)	(369,571,737)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,884,969	$45,832,796	(26,788,108)	$(249,766,097)

	Six Months Ended 3/31/2007		Year Ended 9/30/2006
Institutional Service Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	2,614,520	$24,529,897	8,359,657	$78,045,147
Shares issued to shareholders in payment of distributions declared	138,887	1,303,210	291,265	2,716,916
Shares redeemed	(4,863,817)	(45,605,552)	(13,542,513)	(126,270,564)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(2,110,410)	$(19,772,445)	(4,891,591)	$(45,508,501)

	Six Months Ended 3/31/2007		Year Ended 9/30/2006
Class A Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	1,038,319	$9,742,660	892,237	$8,320,924
Shares issued to shareholders in payment of distributions declared	122,635	1,150,641	332,211	3,098,605
Shares redeemed	(3,530,325)	(33,114,414)	(9,138,896)	(85,252,310)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,369,371)	$(22,221,113)	(7,914,448)	$(73,832,781)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	405,188	$3,839,238	(39,594,147)	$(369,107,379)

1 Shares purchased/redeemed prior to December 5, 2005, have been adjusted to reflect a 1-for-5 reverse share split. (See Note 9.)

4. FEDERAL TAX INFORMATION

At March 31, 2007, the cost of investments for federal tax purposes was $437,436,686. The net unrealized depreciation of investments for federal tax purposes was $3,800,329. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $999,929 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,800,258.

At September 30, 2006, the Fund had a capital loss carryforward of $89,539,561 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,707,405
2010	$7,077,772
2011	$36,010,762
2012	$14,355,275
2013	$23,192,477
2014	$7,195,870

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2007, the Adviser voluntarily waived $917,618 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2007, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2007, FSC voluntarily waived $27,758 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2007, FSC retained $172,188 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended March 31, 2007, FSSC did not receive any fees paid by the Fund. For the six months ended March 31, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

Commencing on August 1, 2005, and continuing through May 3, 2006, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $47,162 for the year ended September 30, 2006.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser or which are distributed by an affiliate of the Fund's distributor. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. For the six months ended March 31, 2007, the Adviser reimbursed $6,878 in connection with investments in affiliated mutual funds listed below. Transactions with affiliated companies during the six months ended March 31, 2007, are as follows:

Affiliate	Balance of Shares Held 9/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2007	Value	Dividend Income
Federated Mortgage Core Portfolio	1,943,587	56,611	--	2,000,198	$19,801,955	$560,345
Prime Value Obligations Fund, Institutional Shares	--	96,797,701	16,021,115	80,776,586	$80,776,586	$416,466
High Yield Bond Portfolio	258,325	11,186	--	269,511	$1,870,404	$77,019
TOTAL OF AFFILIATED TRANSACTIONS	2,201,912	96,865,498	16,021,115	83,046,295	$102,448,945	$1,053,830

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2007, were as follows:

Purchases	$73,175,078
Sales	$99,853,896

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2007, there were no outstanding loans. During the six months ended March 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. REVERSE SHARE SPLIT

Effective at the close of business on December 5, 2005, the Fund's Institutional Shares, Institutional Service Shares and Class A Shares underwent a 1-for-5 reverse share split. The effect of this transaction was to divide the number of outstanding shares for each class by five, while multiplying the net asset value per share by five. The net asset value per share prior to the reverse share split was $1.86, $1.86 and $1.86 for the Funds' Institutional Shares, Institutional Service Shares and Class A Shares, respectively. The net asset value per share after the reverse share split was $9.32, $9.32 and $9.32 for the Funds' Institutional Shares, Institutional Service Shares and Class A Shares, respectively. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in the assets. The per-share information contained within the Financial Highlights for each class of shares has been restated to reflect the reverse share split.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than March 31, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED ULTRASHORT BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contracts, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q754
Cusip 31428Q747

G02603-01 (5/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED TOTAL RETURN SERIES, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        May 21, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        May 21, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        May 21, 2007